Average Annual Total Returns - FidelityFreedomIndexFunds-PremierIIComboPRO - FidelityFreedomIndexFunds-PremierIIComboPRO - Fidelity Freedom Index 2015 Fund	Aug. 16, 2024
Fidelity Freedom Index 2015 Fund - Premier II Class | Return Before Taxes
Average Annual Return:
Past 1 year	11.27%
Since Inception	3.64%	[1]
Fidelity Freedom Index 2015 Fund - Premier II Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	10.23%
Since Inception	2.59%	[1]
Fidelity Freedom Index 2015 Fund - Premier II Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.80%
Since Inception	2.48%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	(2.41%)
F1902
Average Annual Return:
Past 1 year	11.41%
Since Inception	3.74%

[1]	A From June 24, 2020 .